Notes to the Assets of the Balance Sheet - Summary of Change in Investments (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of shares in participation [abstract]
Beginning Balance	€ 232,000	€ 0
Additions	0	359,000
Disposals	0	0
Through Other Comprehensive Income	(1,160,160)	(127,458)	€ 0
Through Profit Loss	0	0
Ending Balance	€ 387,000	€ 232,000	€ 0